Inventories (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 Vendor D CNY	Dec. 31, 2013 Vendor D CNY
Raw materials		603,110		522,302
Work-in-progress		130,055		71,676
Finished goods		1,153,103		753,116
Total		1,886,268		1,347,094
Inventory written down expense		15,073		119,936		171,165
Loss provision recorded related to fixed price polysilicon purchase agreements	$ 0	0	$ 0	0	$ 0	0	0	0
Maximum import tariffs (as a percent)	57.00%	57.00%